REVENUE - Revenue expected to be recognized in future periods (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied		$ 651.1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied	$ 283.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied		$ 1.1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied	$ 283.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied		$ 0.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied	$ 1.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied	$ 0.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year